Property And Equipment (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment [Line Items]
Property and equipment	$ 17,498.5	$ 15,737.1
Drilling rigs and equipment [Member]
Property, Plant and Equipment [Line Items]
Increase in drilling rigs and equipment	2,339.6
Property and equipment	15,839.0	13,499.4
Work in progress [Member]
Property, Plant and Equipment [Line Items]
Increase in drilling rigs and equipment	(590.1)
Property and equipment	1,558.5	2,148.6
Work in progress [Member] | Jackup Rigs [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	627.2	157.4
Work in progress [Member] | Ultra Deepwater Drillships [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	513.4	1,100.0
Work in progress [Member] | Premium Jackup Rigs [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	43.7
Work in progress [Member] | Ultra Deepwater Semisubmersible Rigs [Member]
Property, Plant and Equipment [Line Items]
Property and equipment		$ 603.9